Goodwill	12 Months Ended
Dec. 31, 2024
Intangible assets and goodwill [Abstract]
Goodwill [Text Block]

13. Goodwill

The Company's goodwill is allocated to a group of cash generating units: the Canadian Malartic NSR royalty and the Éléonore NSR royalty ("CGUs").

The Company tests whether goodwill has suffered any impairment on an annual basis. The recoverable amount of the CGUs is determined based on the fair value less costs of disposal calculations using a discounted cash-flows approach, which require the use of assumptions and unobservable inputs, and therefore is classified as level 3 of the fair value hierarchy. The calculations use cash flow projections expected to be generated by the sale of gold and silver received from the CGUs based on annual gold and silver production over their estimated life from publicly released technical information by the operators to predict future performance.

The following table sets out the key assumptions for the CGUs in addition to annual gold and silver production over the estimated life of the Canadian Malartic Complex and the Éléonore mine:

	2024	2023

Long-term gold price (per ounce)	$2,184	$1,754
Long-term silver price (per ounce)	$27	$23
Post-tax real discount rate	4.9%	5.0%

Management has determined the values assigned to each of the above key assumptions as follows:

Assumption	Approach used to determine values

Long-term gold price	Based on current gold market trends consistent with external sources of information, such as long-term gold price consensus.

Long-term silver price	Based on current silver market trends consistent with external sources of information, such as long-term silver price consensus.

Post-tax real discount rate	Reflects specific risks relating to gold mines operating in Québec, Canada.

The Company's management has considered and assessed reasonably possible changes for key assumptions and has not identified any instances that could cause the carrying amount of the CGUs to exceed their recoverable amounts.

In 2024, and 2023, all changes in goodwill carrying amounts are related to foreign currency exchange differences.